Share-based payments - Equity share option 2017 (Equity settled) (Details) - Equity share option 2017 (Equity settled)	12 Months Ended
	Dec. 31, 2020 Options € / shares shares	Dec. 31, 2020 Options € / shares $ / shares shares	Dec. 31, 2019 Options € / shares shares
Share-based payments
Number of common shares per option granted | shares			1
Exercise price of share options	€ 0.12
Lock-up period			180 days
Weighted average remaining contractual life of outstanding share options	9 years	9 years
Number
Outstanding at January 1 | Options	805,308	805,308
Granted during the year | Options			805,308
Exercised during the year | Options	(256,303)	(256,303)
Outstanding at December 31 | Options	549,005	549,005	805,308
Vested at December 31 | shares	549,005	549,005
Exercisable at December 31 | Options	549,005	549,005
WAEP
Outstanding at January 1	€ 0.12
Granted during the year	€ 0.12
Cancelled during the year	0.12	0.12
Exercised during the year | (per share)	€ 0.12	$ 12.13
Outstanding at December 31	0.12		€ 0.12
Vested at December 31	0.12	$ 0.12
Exercisable at December 31	€ 0.12	$ 0.12